American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
August 31, 2021

Non-U.S. Intrinsic Value - Schedule of Investments
AUGUST 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.3%
Brazil — 1.5%
Banco Bradesco SA	959,179	3,680,303
Banco do Brasil SA	1,125,000	6,594,483
		10,274,786
Canada — 2.8%
Linamar Corp.	115,222	6,528,014
Teck Resources Ltd., Class B	573,041	12,922,074
		19,450,088
China — 7.7%
Alibaba Group Holding Ltd.(1)	687,700	14,400,158
Baidu, Inc., Class A(1)	844,550	16,657,331
Tencent Holdings Ltd.	350,800	21,666,383
		52,723,872
France — 15.6%
Atos SE	128,143	6,662,338
BNP Paribas SA	349,495	22,140,459
Publicis Groupe SA	296,121	19,440,361
Sanofi	242,249	25,106,350
Sanofi, ADR	131,950	6,832,371
Societe Generale SA	328,196	10,329,677
TotalEnergies SE	379,390	16,781,411
		107,292,967
Germany — 7.3%
Bayerische Motoren Werke AG	255,522	24,253,827
Commerzbank AG(1)	780,666	4,885,719
Daimler AG	251,012	21,174,054
		50,313,600
Italy — 0.9%
UniCredit SpA	493,866	6,158,021
Japan — 17.2%
Alfresa Holdings Corp.	652,400	10,323,778
Haseko Corp.	457,300	6,324,488
Hazama Ando Corp.	388,400	2,896,997
Mitsubishi UFJ Financial Group, Inc.	4,139,000	22,455,898
Mizuho Financial Group, Inc.	1,107,500	15,518,097
Nissan Motor Co. Ltd.(1)	3,036,300	15,928,704
Sumitomo Mitsui Financial Group, Inc.	411,500	14,203,210
Sumitomo Rubber Industries Ltd.	514,200	6,159,879
Takeda Pharmaceutical Co. Ltd.	566,700	18,862,890
Token Corp.	35,700	3,398,498
Yamazen Corp.	221,200	2,200,397
		118,272,836
Mexico — 1.3%
Fibra Uno Administracion SA de CV	7,619,429	8,589,119
Netherlands — 1.3%
Aegon NV	1,840,026	9,085,570
Russia — 5.2%
MMC Norilsk Nickel PJSC	55,156	18,117,811
Surgutneftegas PJSC, Preference Shares	33,226,171	17,526,485
		35,644,296

South Korea — 2.0%
Hyundai Mobis Co. Ltd.	56,552	13,499,126
Spain — 3.6%
Atresmedia Corp. de Medios de Comunicacion SA(1)	604,219	2,646,001
Banco Bilbao Vizcaya Argentaria SA(1)	2,340,567	15,318,992
Indra Sistemas SA(1)	619,557	6,684,308
		24,649,301
Switzerland — 4.8%
Credit Suisse Group AG	1,839,640	19,488,255
Novartis AG	147,488	13,641,293
		33,129,548
Turkey — 1.5%
Turkiye Sise ve Cam Fabrikalari AS	9,875,583	10,573,141
United Kingdom — 23.6%
AstraZeneca plc, ADR	471,342	27,469,812
BAE Systems plc	1,862,051	14,547,490
Barclays plc	12,270,102	31,109,730
BT Group plc(1)	2,052,946	4,798,975
Capita plc(1)	4,984,201	3,355,053
GlaxoSmithKline plc	1,836,836	36,949,066
Standard Chartered plc (London)	1,333,983	8,318,897
Taylor Wimpey plc	4,360,040	10,975,468
WPP plc	1,790,205	24,273,117
		161,797,608
TOTAL COMMON STOCKS (Cost $588,982,107)		661,453,879
EXCHANGE-TRADED FUNDS — 2.9%
iShares MSCI EAFE Value ETF (Cost $19,745,750)	378,321	19,657,559
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 2.75%, 1/31/24 - 8/31/25, valued at $2,224,441), in a joint trading account at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $2,180,032)		2,180,031
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $5,559,081), at 0.02%, dated 8/31/21, due 9/1/21 (Delivery value $5,450,003)		5,450,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,630,031)		7,630,031
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $616,357,888)		688,741,469
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,288,473)
TOTAL NET ASSETS — 100.0%		$686,452,996

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.5%
Health Care	20.3%
Consumer Discretionary	17.8%
Communication Services	13.1%
Energy	5.0%
Materials	4.5%
Industrials	4.3%
Information Technology	2.5%
Real Estate	1.3%
Exchange-Traded Funds	2.9%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	12,922,074	6,528,014	—
France	6,832,371	100,460,596	—
United Kingdom	27,469,812	134,327,796	—
Other Countries	—	372,913,216	—
Exchange-Traded Funds	19,657,559	—	—
Temporary Cash Investments	—	7,630,031	—
	66,881,816	621,859,653	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.